Digital assets	12 Months Ended
Dec. 31, 2022
Digital assets [Abstract]
Digital assets
7.	Digital Assets

The Company’s Bitcoin are either held in custody, subject to lending arrangements or pledged as collateral. The details of the Bitcoin are as follows:

	Amount		Number of digital assets
As at	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Digital assets - held in custody	$203,627	$206,531	9,086	3,518

Digital assets loaned or pledged
Lending arrangements(i)	–	117,415	–	2,000
Total digital assets	$203,627	$323,946	9,086	5,518

(i)	Bitcoin subject to lending arrangements.

Below is the Company’s bitcoin mined and transacted:

	Amount	Number of Bitcoin
Total digital assets, January 1, 2021	$101,962	2,762
Bitcoin mined	165,398	2,786
Bitcoin traded for cash	(1,291)	(30)
Gain on disposition of digital assets	182	–
Revaluation of digital assets	57,695	–
Total digital assets, December 31, 2021	$323,946	5,518
Bitcoin mined	133,040	3,568
Revaluation of digital assets	(253,359)	–
Total digital assets, December 31, 2022	$203,627	9,086

During the year ended December 31, 2022, the Company traded Bitcoin for cash totaling $nil (December 31, 2021 – $1.3 million) with a cost of $nil (December 31, 2021 – $1.1 million), which resulted in a realized gain on the sale of Bitcoin of $nil (December 31, 2021 – $ million).

Digital assets held are revalued each reporting period based on the fair market value of the price of Bitcoin on the reporting date. As at December 31, 2022, the price of Bitcoin was $22,412 (US$16,548) (December 31, 2021 – $58,707 (US$46,306)), resulting in a revaluation loss for the year ended December 31, 2022, of $253.4 million. The Company recorded $103.5 million of the loss in other comprehensive loss, net of taxes of $15.1 million, and the remaining $134.8 million was recorded in the statement of operations. As at December 31, 2021, the price of Bitcoin was $58,707 (US$46,306), resulting in a revaluation gain for the year ended December 31, 2021, of $57.9 million, net of tax recovery of $0.2 million. This gain was recorded to other comprehensive income.

Digital Assets – lending arrangements

The Company entered into arrangements with third parties whereby, from time to time, the Company may lend a portion of its digital assets for a period of time (the “Lending Arrangements”). The third parties must return the same amount and type of digital assets upon expiry of the lending period or upon exercise of a call option by the Company. In return for access to certain of the Company’s digital assets, the third parties must pay a borrow fee to the Company.

During the year ended December 31, 2022, the Company suspended its Lending Arrangements with Genesis Global Capital LLC (“Genesis”) and Galaxy Digital LLC (“Galaxy”). The Lending Arrangements with Genesis and Galaxy were subject to a borrow fee, unsecured, due on demand, and repayable in the same amount and type of digital assets. As at December 31, 2022, there are nil Bitcoin (December 31, 2021 – 1,000 Bitcoin) loaned to Genesis and nil Bitcoin (December 31, 2021 – 1,000 Bitcoin) loaned to Galaxy under the Lending Arrangements. The annual borrow fee with respect to the Lending Arrangements ranged from 2.00% - 2.25%. The Lending Arrangement with Galaxy included a guarantee in support of the Lending Arrangement.

As of December 31, 2022, the Company determined the fair value of the digital assets loaned under the Lending Arrangements was $nil (December 31, 2021 – $117.4 million).

During the year ended December 31, 2022, the Company recorded borrow fee income of $0.9 million (December 31, 2021 – $2.8 million). Borrow fee income is recognized within finance income on the consolidated statements of operations and comprehensive loss. As at December 31, 2022, the Company has a borrow fee receivable balance of $nil (December 31, 2021 – $0.4 million).